17. Borrowings and financing (Details 1)	12 Months Ended
Dec. 31, 2018
Local currency | 10th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2020
Annual interest rates	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency | 12th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	TR + 9.5%
Local currency | 14th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2022
Annual interest rates	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency | 15th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2019
Annual interest rates	CDI + 0.99% (Series 1) and 6.2% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency | 17th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2023
Annual interest rates	CDI +0.75 (Series 1) and 4.5% (Series 2) and 4.75% (Series 3)
Inflation adjustment	IPCA (Series 2 and 3)
Local currency | 18th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2024
Annual interest rates	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency | 20th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2019
Annual interest rates	CDI + 3.80%
Local currency | 21th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2022
Annual interest rates	CDI + 0.60% e CDI+ 0.90%
Local currency | 22th issue debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)
Inflation adjustment	IPCA (Series 3)
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2019/2039
Annual interest rates	5% to 9.5%
Inflation adjustment	TR
Local currency | Brazilian Development Bank - BNDES BAIXADA SANTISTA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2019
Annual interest rates	TJLP+2.5%
Local currency | Brazilian Development Bank - BNDES PAC
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2023
Annual interest rates	TJLP+2.15%
Local currency | Brazilian Development Bank - BNDES PAC II 9751
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	TJLP+1.72%
Local currency | Brazilian Development Bank - BNDES PAC II 9752
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	TJLP+1.72%
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	TJLP+1.92%
Local currency | Brazilian Development Bank - BNDES TIETÊ III
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rates	TJLP+1.66%
Local currency | Brazilian Development Bank - BNDES 2015
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2035
Annual interest rates	TJLP+2.5%
Local currency | Leases
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Maturity	2035
Annual interest rates	7.73% to 10.12%
Inflation adjustment	IPC
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	12% (Presidente Prudente) and TJLP + 1.5% (FINEP)
Inflation adjustment	TR
Foreign currency | Inter-American Development Bank - BID 1212
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2025
Annual interest rates	3.31%	[1]
Exchange rate changes	US$
Foreign currency | Inter-American Development Bank - BID 2202
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rates	3.42%	[1]
Exchange rate changes	US$
Foreign currency | International Bank for Reconstruction and Development - BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2034
Annual interest rates	2.85%	[1]
Exchange rate changes	US$
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Maturity	2019
Annual interest rates	4.50%	[1]
Exchange rate changes	US$
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Maturity	2020
Annual interest rates	6.25%
Exchange rate changes	US$
Foreign currency | JICA 15
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rates	1.8% and 2.5%
Exchange rate changes	Yen
Foreign currency | JICA 18
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rates	1.8% and 2.5%
Exchange rate changes	Yen
Foreign currency | JICA 17
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rates	1.2% and 0.01%
Exchange rate changes	Yen
Foreign currency | JICA 19
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Guarantees	Government
Maturity	2037
Annual interest rates	1.7% and 0.01%
Exchange rate changes	Yen
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Maturity	2023
Annual interest rates	2.08% to 2.38%	[1]
Exchange rate changes	US$

[1]	Rates comprising LIBOR + contractually defined spread.